Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Related Party Transactions
Defined benefit liability (asset)		€ 678,238		€ 692,638
Capital		293,413		293,413
Germany
Related Party Transactions
Defined benefit liability (asset)		542,136		557,185
Germany | Unfunded plan | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)		542,136		557,185
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Related Party Transactions
Defined benefit liability (asset)				60,381
Germany | Plan covered by insurance contracts | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)		3,053		4,137
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Related Party Transactions
Defined benefit liability (asset)				4,137
General Partner
Related Party Transactions
Amount paid for services received from related party		31,361	€ 23,632
Annual fee portion of reimbursements paid to related party		110	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Capital	€ 3,000
Balances
Accounts receivable		89,723		0
Accounts payable		€ 3,141		€ 0